Segment Reporting - Schedule of Segmented Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Operating Segments [Line Items]
Revenues	$ 16,311	$ 13,561	$ 12,780
Identifiable operating expenses	9,281	7,239	6,896
Allocated expenses	2,809	2,556	2,746
Segment profit	4,221	3,766	3,138
Unallocable expenses	466	441	414
Operating profit	3,755	3,325	2,724
Other income, net	308	297	395
Finance cost	27	26	24
Profit before income taxes	4,036	3,596	3,095
Income tax expense	1,068	973	757
Net profit	2,968	2,623	2,338
Depreciation and amortization	466	441	407
Non-cash expenses other than depreciation and amortization			7
Operating Segments | Financial Services
Disclosure of Operating Segments [Line Items]
Revenues	5,218	4,399	4,029
Identifiable operating expenses	2,967	2,378	2,109
Allocated expenses	867	813	893
Segment profit	1,384	1,208	1,027
Operating Segments | Retail
Disclosure of Operating Segments [Line Items]
Revenues	2,379	1,991	1,976
Identifiable operating expenses	1,158	937	984
Allocated expenses	399	363	399
Segment profit	822	691	593
Operating Segments | Communication
Disclosure of Operating Segments [Line Items]
Revenues	2,035	1,703	1,687
Identifiable operating expenses	1,231	991	998
Allocated expenses	353	335	348
Segment profit	451	377	341
Operating Segments | Energy, Utilities, resources and Services
Disclosure of Operating Segments [Line Items]
Revenues	1,942	1,692	1,652
Identifiable operating expenses	1,029	877	860
Allocated expenses	347	335	340
Segment profit	566	480	452
Operating Segments | Manufacturing
Disclosure of Operating Segments [Line Items]
Revenues	1,787	1,275	1,285
Identifiable operating expenses	1,133	674	703
Allocated expenses	332	255	293
Segment profit	322	346	289
Operating Segments | Hi-Tech
Disclosure of Operating Segments [Line Items]
Revenues	1,346	1,155	981
Identifiable operating expenses	798	648	581
Allocated expenses	213	176	175
Segment profit	335	331	225
Operating Segments | Life Sciences
Disclosure of Operating Segments [Line Items]
Revenues	1,142	927	822
Identifiable operating expenses	649	475	452
Allocated expenses	174	161	168
Segment profit	319	291	202
Operating Segments | Others
Disclosure of Operating Segments [Line Items]
Revenues	462	419	348
Identifiable operating expenses	316	259	209
Allocated expenses	124	118	130
Segment profit	$ 22	$ 42	$ 9